Leases - Schedule of Contractual Maturities of Lease Liabilities (Details) $ in Millions	Mar. 31, 2020 USD ($)
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 723
Less Than 1 Year
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	105
One to five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	344
More than five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 274